Related Party Transactions	12 Months Ended
Feb. 28, 2018
Related Party Transactions [Abstract]
Related Party Transactions
13.	Related Party Transactions

Related party transactions not disclosed elsewhere are as follows:

		2018	2017	2016
i)	Incurred consulting fees with a company related by a director in common	$2,813	$—	$21,000
ii)	Incurred management service fees with a company related by an officer in common	$67,500	$—	$—
iii)	Incurred professional service fees with a company related by a director in common	$—	$—	$132,000
iv)	Incurred marketing consulting services with a company related by a director in common	$—	$3,113	$5,619
v)	Incurred bottling services from a company related by a director in common	$160,642	$305,289	$218,812
vi)	Incurred consulting fees with a company related by an officer in common	$—	$213,311	$150,000
vii)	Incurred services from a company related by a director in common	$—	$1,775	$1,055
viii)	Purchased supplies from a company related by a director in common	$—	$1,728	$1,273

On September 15, 2017, the Company entered into an agreement with a company that has certain officers and directors in common with the Company, to dispose of its legacy beverage assets for $325,000 (see Note 16). Further, the executive employment agreement between the Company, Leading Brands of Canada Inc. and Ralph McRae, effective June 1, 2015 was terminated on September 15, 2017. Upon termination of the agreement, and pursuant to the severance payment clause, the $900,000 severance obligation was fully satisfied.